Quarterly Holdings Report
for
Fidelity Advisor® Global Capital Appreciation Fund
January 31, 2023
AGLO-NPRT1-0423
1.813039.118
Common Stocks - 92.6%
	Shares	Value ($)
Australia - 1.2%
Iluka Resources Ltd.	135,831	1,045,176
Bermuda - 1.3%
Hafnia Ltd.	218,800	1,144,241
Canada - 3.7%
Canadian Natural Resources Ltd.	33,300	2,045,952
Canadian Pacific Railway Ltd.	8,100	639,090
Tourmaline Oil Corp. (a)	13,300	619,844
TOTAL CANADA		3,304,886
Cayman Islands - 2.3%
Alibaba Group Holding Ltd. (b)	44,000	604,941
Meituan Class B (b)(c)	2,760	61,702
Tencent Holdings Ltd.	27,600	1,344,918
TOTAL CAYMAN ISLANDS		2,011,561
Denmark - 1.4%
DSV A/S	7,800	1,283,528
France - 4.2%
LVMH Moet Hennessy Louis Vuitton SE	3,200	2,793,521
Teleperformance	3,500	970,281
TOTAL FRANCE		3,763,802
Hong Kong - 1.9%
AIA Group Ltd.	146,200	1,653,178
India - 5.5%
Axis Bank Ltd.	217,300	2,327,379
HDFC Bank Ltd. (b)	103,400	2,039,096
Reliance Industries Ltd.	19,700	569,502
TOTAL INDIA		4,935,977
Indonesia - 1.1%
PT Bank Central Asia Tbk	1,797,700	1,020,211
Ireland - 1.7%
Accenture PLC Class A	5,400	1,506,870
Japan - 4.0%
Hitachi Ltd.	29,200	1,531,320
Hoya Corp.	9,200	1,011,742
Keyence Corp.	2,200	1,012,812
TOTAL JAPAN		3,555,874
Netherlands - 3.7%
ASML Holding NV (Netherlands)	3,300	2,183,437
NXP Semiconductors NV	6,000	1,105,860
TOTAL NETHERLANDS		3,289,297
Spain - 1.4%
Amadeus IT Holding SA Class A (b)	19,500	1,228,577
Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	12,400	1,149,852
United Kingdom - 1.1%
Discoverie Group PLC	45,975	487,450
S4 Capital PLC (b)	73,132	197,272
Starling Bank Ltd. Series D (b)(d)(e)	72,300	301,276
TOTAL UNITED KINGDOM		985,998
United States of America - 56.8%
Activision Blizzard, Inc.	13,900	1,064,323
Adobe, Inc. (b)	5,500	2,036,870
Alphabet, Inc. Class A (b)	27,400	2,708,216
Amazon.com, Inc. (b)	15,600	1,608,828
American Express Co.	14,100	2,466,513
AMETEK, Inc.	18,500	2,681,020
Amphenol Corp. Class A	14,000	1,116,780
Apple, Inc.	17,700	2,553,933
Cigna Corp.	5,400	1,710,018
Cintas Corp.	2,900	1,286,846
Deckers Outdoor Corp. (b)	7,800	3,334,344
Eli Lilly & Co.	3,400	1,170,110
Fiserv, Inc. (b)	9,200	981,456
Halliburton Co.	33,600	1,384,992
Intercontinental Exchange, Inc.	13,900	1,494,945
Interpublic Group of Companies, Inc.	49,100	1,790,186
JPMorgan Chase & Co.	8,900	1,245,644
Lockheed Martin Corp.	2,500	1,158,150
Marvell Technology, Inc.	21,200	914,780
MasterCard, Inc. Class A	6,800	2,520,080
Microsoft Corp.	21,450	5,315,527
NVIDIA Corp.	6,700	1,308,979
Pure Storage, Inc. Class A (b)	17,900	518,026
S&P Global, Inc.	5,300	1,987,182
Thermo Fisher Scientific, Inc.	2,300	1,311,759
UnitedHealth Group, Inc.	4,200	2,096,598
Wells Fargo & Co.	61,400	2,877,818
TOTAL UNITED STATES OF AMERICA		50,643,923
TOTAL COMMON STOCKS (Cost $63,458,189)		82,522,951

Preferred Stocks - 1.6%
	Shares	Value ($)
Convertible Preferred Stocks - 0.6%
United States of America - 0.6%
Wasabi Holdings, Inc. Series C (b)(d)(e)	50,623	522,429
Nonconvertible Preferred Stocks - 1.0%
Korea (South) - 1.0%
Samsung Electronics Co. Ltd.	20,000	896,387
TOTAL PREFERRED STOCKS (Cost $1,281,810)		1,418,816

Money Market Funds - 5.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (f)	4,486,099	4,486,996
Fidelity Securities Lending Cash Central Fund 4.38% (f)(g)	648,213	648,278
TOTAL MONEY MARKET FUNDS (Cost $5,135,274)		5,135,274

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $69,875,273)	89,077,041
NET OTHER ASSETS (LIABILITIES) - 0.0%	14,622
NET ASSETS - 100.0%	89,091,663

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $61,702 or 0.1% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $823,705 or 0.9% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	138,336

Wasabi Holdings, Inc. Series C	3/31/21 - 4/30/21	549,998

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	4,041,859	5,312,336	4,867,199	44,592	-	-	4,486,996	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	-	4,389,272	3,740,994	869	-	-	648,278	0.0%
Total	4,041,859	9,701,608	8,608,193	45,461	-	-	5,135,274

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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